Earnings Per Share	12 Months Ended
Dec. 31, 2020
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Earnings Per Share
14.    EARNINGS PER SHARE
Basic earnings per share for the years ended December 31, 2018, 2019 and 2020 were computed by dividing the income attributable to equity shareholders of the Company by the weighted average number of ordinary shares outstanding during the years.
Diluted earnings per share for the years ended December 31, 2018, 2019 and 2020 were computed by dividing the income attributable to equity shareholders of the Company by the weighted average number of ordinary shares outstanding during the years, after adjusting for the effects of the dilutive potential ordinary shares. No dilutive potential ordinary shares for the years ended December 31, 2018, 2019 and 2020.
The following table sets forth the computation of basic and diluted earnings per share:

	2018	2019	2020
Numerator (in RMB millions):
Income attributable to equity shareholders of the Company used in computing basic/diluted earnings per share	10,197	11,330	12,493

Denominator (in millions):
Weighted average number of ordinary shares outstanding used in computing basic/diluted earnings per share	30,598	30,598	30,598

Basic/Diluted earnings per share (in RMB)	0.33	0.37	0.41